Short-Term Bank Loans	12 Months Ended
Dec. 31, 2017
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Short-Term Bank Loans
36.	SHORT-TERM BANK LOANS

	Interest rates and final maturity	2016	2017
RMB denominated bank loans	Fixed interest rates ranging from 2.35% to 5.80% (2016: 2.35% to 4.35%) per annum with maturity through 2018 (2016: maturity through 2017)	76,994	22,500

Total		76,994	22,500

At December 31, 2016 and 2017, all short-term bank loans were unsecured.